Personnel Expenses - Summary of Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Short-term employee benefits	$ 2,216,769	$ 1,863,907
Contributions to defined contribution plans	9,570	9,323
Current and past service costs related to defined benefit plans	116,506	55,437
Termination benefits	6,688	6,053
Equity-settled share-based payment transactions	14,648	15,424
Cash-settled share-based payment transactions	(1,325)	23,937
Personnel expenses	$ 2,362,856	$ 1,974,081	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))